Restricted cash (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 BRL (R$)	Feb. 24, 2020 USD ($)	Feb. 23, 2020 USD ($)
Restricted Cash [Line Items]
Total restricted cash	$ 197	$ 242
Current restricted cash	132	135
Non-current restricted cash	65	107
Proceeds from related party loans held in escrow	24	6
Accounts pledged as collateral for Senior Secured Notes
Restricted Cash [Line Items]
Total restricted cash	30	24
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash [Line Items]
Total restricted cash	48	104
Guaranty facility				$ 45	$ 90
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash [Line Items]
Total restricted cash	65	83	R$ 330
Accounts pledged as collateral for leases
Restricted Cash [Line Items]
Total restricted cash	22	0
Other
Restricted Cash [Line Items]
Total restricted cash	$ 32	$ 31